Loss Per Share (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary of Loss Per Share And weighted Average Shares
The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the three months and six months ended June 30, 2021 and 2020 is as follows (in thousands except share and per share data):

	Three Months Ended June 30,
	2021	2020
Net loss attributable to common stockholders – basic and diluted	$(464,164)	$(7,486)
Basic and diluted weighted average common stock outstanding	150,854,888	70,040,242

Loss per share attributable to common stockholders – basic and diluted	$(3.08)	$(0.11)

	Six Months Ended June 30,
	2021	2020
Net loss attributable to common stockholders – basic and diluted	$(469,486)	$(15,030)
Basic and diluted weighted average common stock outstanding	110,670,810	70,040,242

Loss per share attributable to common stockholders – basic and diluted	$(4.24)	$(0.21)

Summary of Antidilutive Securities Excluded From Computation of Earning Per Share
The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three and Six Months Ended June 30,
	2021	2020
Stock options to purchase common stock	445,868	—
Unvested restricted shares	10,732,306	—
Public and private placement warrants to purchase common stock	14,213,333	—
Warrants issued to NFL to purchase common stock	18,500,000	—
Preference shares	—	218,561,319
Incentive Securities	—	31,168,684

Total	43,891,507	249,730,003

MAVEN TOPCO LIMITED [Member]
Summary of Loss Per Share And weighted Average Shares
The computation of loss per share and weighted average shares of the Company’s common shares outstanding for the three months ended March 31, 2021 and 2020 are as follows (in thousands except share and per share data):

	Three Months Ended March 31,
	2021	2020
Net loss attributable to common shareholders—basic and diluted	$(5,322)	$(7,544)
Basic and diluted weighted average common shares outstanding	1,873,423	1,873,423

Net loss per share attributable to common shareholders—basic and diluted	$(2.84)	$(4.03)

The computation of loss per share and weighted average shares of the Company’s common shares outstanding for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), are as follows (in thousands except share and per share data):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Net loss attributable to common shareholders—Basic and Diluted	$(30,348)	$(40,207)	$(9,761)	$(15,527)
Basic and diluted weighted average common shares outstanding	1,873,423	1,829,947	1,812,601	2,983,170

Net loss per share attributable to common shareholders: Basic and diluted	$(16.20)	$(21.97)	$(5.38)	$(5.20)

Summary of Antidilutive Securities Excluded From Computation of Earning Per Share
The following table presents the potential common shares and Preference Shares outstanding that were excluded from the computation of diluted net loss per share of common share as of the periods presented because including them would have been antidilutive:

	Three Months Ended March 31,
	2021	2020
Preference Shares	218,561,319	218,561,319
Incentive Securities	833,694	806,060

Total	219,395,013	219,367,379

The following table presents the potential common shares and Preference Shares outstanding that were excluded from the computation of diluted net loss per share of common share as of the periods presented because including them would have been antidilutive:

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Share Options	—	—	—	851,116
Staff Loans	—	—	—	602,861
Preference Shares	218,561,319	218,561,319	213,657,244	—
Incentive Securities	833,694	761,394	709,783	—

Total	219,395,013	219,322,713	214,367,027	1,453,977